Long-term debt (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Schedule of long-term debt

As at	Dec 31 2022	Dec 31 2021
Unsecured notes
(i) $300 million at 4.25% due December 1, 2024	$298,836	$298,408
(ii) $700 million at 5.125% due October 15, 2027	693,649	692,516
(iii) $700 million at 5.25% due December 15, 2029	695,283	694,770
(iv) $300 million at 5.65% due December 1, 2044	295,606	295,505
	1,983,374	1,981,199
Other limited recourse debt facilities
(i) 5.58% due through June 30, 2031	61,978	65,745
(ii) 5.35% due through September 30, 2033	70,312	73,836
(iii) 5.08% due through September 15, 2036	35,849	37,412
	168,139	176,993
Total long-term debt[1]	2,151,513	2,158,192
Less current maturities[1]	(15,133)	(11,775)
	$2,136,380	$2,146,417
1 Long-term debt and current maturities are presented net of discounts and deferred financing fees of $19.4 million as at December 31, 2022 (2021 - $21.8 million).
Schedule of minimum principal payments for long-term debt
The gross minimum principal payments for long-term debt in aggregate and for each of the five succeeding years are as follows:

	Other limited recourse debt facilities	Unsecured notes	Total
2023	$15,067	$—	$15,067
2024	12,580	300,000	312,580
2025	13,660	—	13,660
2026	13,796	—	13,796
2027	15,173	700,000	715,173
Thereafter	100,599	1,000,000	1,100,599
	$170,875	$2,000,000	$2,170,875